Right-of-use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	$ 456,225
Balance at the end	377,886	$ 456,225
Lease liabilities
Lease Liabilities Rollforward [Abstract]
Balance at the beginning	1,290,954	797,889
Additions	88,503	224,493
Remeasurements	76,799
Disposals	(28,916)	(50)
Effect of control loss in subsidiaries (1)	(102,671)
Finance cost	64,988	76,139
Repayment of borrowings and interests	(350,539)	(300,326)
Exchange difference	16,080	2,564
Balance at the end	1,055,198	1,290,954
Lease liabilities | Cumulative Effect, Period of Adoption, Adjustment [Member]
Lease Liabilities Rollforward [Abstract]
Balance at the beginning		490,245
Balance at the end
Lands and buildings
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	218,513
Additions	41,303	26,252
Amortization of the period	(52,200)	(43,759)
Remeasurements	(41,907)
Impairment Loss (Note 18)	$ 312	$ (495)
Disposals	(13,343)	(4)
Effect of control loss in subsidiaries (1)	$ (61,044)
Exchange difference	1,838
Balance at the end	93,472	$ 218,513
Lands and buildings | Cumulative Effect, Period of Adoption, Adjustment [Member]
Right of Use Assets Rollforward [Abstract]
Balance at the beginning		236,519
Balance at the end
Property, Plant and Equipment [Member]
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	97,264
Additions	14,618	123,341
Amortization of the period	(29,038)	(66,831)
Remeasurements	33,686
Impairment Loss (Note 18)	$ 29,718	$ (37,601)
Disposals	(4,321)	(57)
Effect of control loss in subsidiaries (1)	$ (7,432)
Exchange difference	(556)
Balance at the end	133,939	$ 97,264
Property, Plant and Equipment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Right of Use Assets Rollforward [Abstract]
Balance at the beginning		78,412
Balance at the end
Vehicles
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	140,448
Additions	32,582	74,900
Amortization of the period	(98,726)	(64,764)
Remeasurements	69,255
Impairment Loss (Note 18)	5,844	(15,392)
Exchange difference	1,072
Balance at the end	150,475	140,448
Vehicles | Cumulative Effect, Period of Adoption, Adjustment [Member]
Right of Use Assets Rollforward [Abstract]
Balance at the beginning		145,704
Balance at the end
Right-of-use assets
Right of Use Assets Rollforward [Abstract]
Balance at the beginning	456,225
Additions	88,503	224,493
Amortization of the period	(179,964)	(175,354)
Remeasurements	61,034
Impairment Loss (Note 18)	$ 35,874	$ (53,488)
Disposals	(17,664)	(61)
Effect of control loss in subsidiaries (1)	$ (68,476)
Exchange difference	2,354
Balance at the end	377,886	$ 456,225
Right-of-use assets | Cumulative Effect, Period of Adoption, Adjustment [Member]
Right of Use Assets Rollforward [Abstract]
Balance at the beginning		460,635
Balance at the end
Subleases [Member]
Right of Use Assets, Subleased Rollforward [Abstract]
Balance as of beginning of period	29,436
Effect of control loss in subsidiaries (1)	$ (29,436)
Finance cost		3,302
Repayment of borrowings and interests		(3,476)
Balance as of end of period		29,436
Subleases [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Right of Use Assets, Subleased Rollforward [Abstract]
Balance as of beginning of period		$ 29,610
Balance as of end of period